AMG Renaissance Large Cap Growth Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2020
	Shares	Value
Common Stocks - 99.2%
Communication Services - 10.8%
Alphabet, Inc., Class A*	1,360	$1,580,252
Comcast Corp., Class A	36,625	1,259,168
Electronic Arts, Inc.*	11,933	1,195,329
Facebook, Inc., Class A*	8,744	1,458,499
IAC/InterActiveCorp.*	6,609	1,184,531
The Walt Disney Co.	11,044	1,066,850

Total Communication Services		7,744,629
Consumer Discretionary - 6.8%
Dollar General Corp.	7,931	1,197,660
The Home Depot, Inc.	7,137	1,332,549
O'Reilly Automotive, Inc.*	3,747	1,128,035
Ross Stores, Inc.	14,027	1,219,928

Total Consumer Discretionary		4,878,172
Consumer Staples - 1.9%
Church & Dwight Co., Inc.	21,278	1,365,622
Financials - 6.6%
American Express Co.	13,086	1,120,293
The Progressive Corp.	17,837	1,317,084
S&P Global, Inc.	5,605	1,373,505
SVB Financial Group*	6,190	935,185

Total Financials		4,746,067
Health Care - 16.3%
AbbVie, Inc.	16,613	1,265,744
Gilead Sciences, Inc.	17,489	1,307,478
HCA Healthcare, Inc.	11,115	998,683
Horizon Therapeutics PLC*	45,779	1,355,974
Johnson & Johnson	11,002	1,442,692
Merck & Co., Inc.	18,019	1,386,382
Thermo Fisher Scientific, Inc.	4,633	1,313,919
UnitedHealth Group, Inc.	5,138	1,281,314
Zoetis, Inc.	11,479	1,350,964

Total Health Care		11,703,150
Industrials - 13.4%
Cintas Corp.	5,679	983,716
Illinois Tool Works, Inc.	9,071	1,289,171
L3Harris Technologies, Inc.	7,079	1,275,069
Lockheed Martin Corp.	3,846	1,303,602
Roper Technologies, Inc.	4,347	1,355,438
Southwest Airlines Co.	29,198	1,039,741
Union Pacific Corp.	8,951	1,262,449
	Shares	Value

Waste Management, Inc.	12,677	$1,173,383

Total Industrials		9,682,569
Information Technology - 40.5%
Accenture PLC, Class A (Ireland)	8,011	1,307,876
Adobe, Inc.*	3,678	1,170,487
Akamai Technologies, Inc.*	13,033	1,192,389
Amphenol Corp., Class A	15,224	1,109,525
Apple, Inc.	8,404	2,137,053
Booz Allen Hamilton Holding Corp.	19,754	1,355,915
Cadence Design Systems, Inc.*	20,057	1,324,564
CDW Corp.	11,434	1,066,449
Fortinet, Inc.*	12,813	1,296,291
Genpact, Ltd.	39,251	1,146,129
Global Payments, Inc.	8,175	1,179,080
KLA Corp.	9,208	1,323,558
Lam Research Corp.	5,014	1,203,360
Mastercard, Inc., Class A	5,122	1,237,270
Microsoft Corp.	13,003	2,050,703
Motorola Solutions, Inc.	9,072	1,205,850
NVIDIA Corp.	5,382	1,418,695
PayPal Holdings, Inc.*	13,149	1,258,885
salesforce.com, Inc.*	8,831	1,271,488
ServiceNow, Inc.*	4,427	1,268,690
Texas Instruments, Inc.	12,832	1,282,302
Visa, Inc., Class A1	8,240	1,327,629

Total Information Technology		29,134,188
Materials - 1.5%
Martin Marietta Materials, Inc.	5,936	1,123,269
Real Estate - 1.4%
CBRE Group, Inc., Class A*	27,071	1,020,848

Total Common Stocks (Cost $67,695,313)		71,398,514
Short-Term Investments - 1.5%
Other Investment Companies - 1.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.29%[2]	358,663	358,663
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.39%[2]	358,665	358,665
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.35%[2]	369,533	369,533

Total Short-Term Investments (Cost $1,086,861)		1,086,861
Total Investments - 100.7% (Cost $68,782,174)		72,485,375

AMG Renaissance Large Cap Growth Fund
Schedule of Portfolio Investments (continued)
Value

Other Assets, less Liabilities - (0.7)%	$(530,493)
Net Assets - 100.0%	$71,954,882

*	Non-income producing security.
[1]	Some of these securities, amounting to $1,314,256 or 1.8% of net assets, were out on loan to various borrowers and are collateralized by various U.S. Treasury Obligations. See below for more information.
[2]	Yield shown represents the March 31, 2020, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2020:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$71,398,514	—	—	$71,398,514
Short-Term Investments
Other Investment Companies	1,086,861	—	—	1,086,861
Total Investments in Securities	$72,485,375	—	—	$72,485,375

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended March 31, 2020, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at March 31, 2020, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$1,314,256	—	$1,377,769	$1,377,769
The following table summarizes the securities received as collateral for securities lending at March 31, 2020:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-5.375%	04/16/20-02/15/50
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.